Fair Value of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
September 30, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$ 131,833	$ 131,833
Notes payable	–	(316,540)	–	(316,540)
Convertible notes payable	–	–	–	–
Total	$ –	($316,540)	$ 131,833	($184,707)

March 31, 2013	Level I	Level II	Level III	Fair Value
Capitalized software development	$ –	$ –	$155,137	$155,137
Notes payable	–	(316,540)	–	(316,540)
Convertible notes payable	–	(325,000)	–	(325,000)
Total	$–	($641,540)	$157,044	($486,403)